Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comp (Loss) Income	Treasury Stock	Non-controlling Interests
Beginning balance at Dec. 31, 2021	$ 27,050	$ 5	$ 49,574	$ (23,187)	$ 41	$ 0	$ 617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,917			5,868			49
Other comprehensive loss	(850)				(832)		(18)
Dividends	(652)		(652)
Common stock issued/sold	88		88
Stock-based compensation	57		57
Contributions from non-controlling interests	2						2
Distributions to non-controlling interests	(36)						(36)
Purchases of treasury stock	(3,725)					(3,725)
Retirement of treasury stock	0			(3,725)		3,725
Forward contracts for share repurchase	(650)		(650)
M&M Divestiture	(167)						(167)
Other	(17)		3	(21)			1
Ending balance at Dec. 31, 2022	27,017	5	48,420	(21,065)	(791)	0	448
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	462			423			39
Other comprehensive loss	(127)				(119)		(8)
Dividends	(651)		(651)
Common stock issued/sold	27		27
Stock-based compensation	51		51
Distributions to non-controlling interests	(37)						(37)
Purchases of treasury stock	(1,600)					(1,600)
Excise tax on purchases of treasury stock	(21)			(21)
Retirement of treasury stock	0	(1)		(2,212)		2,213
Forward contracts for share repurchase	(400)		(400)
Settlement of forward contracts for share repurchase	0		613			(613)
Other	4		(1)	1			4
Ending balance at Dec. 31, 2023	24,725	4	48,059	(22,874)	(910)	0	446
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	738			703			35
Other comprehensive loss	(603)				(590)		(13)
Dividends	(635)		(635)
Common stock issued/sold	50		50
Stock-based compensation	50		50
Distributions to non-controlling interests	(26)						(26)
Purchases of treasury stock	(400)					(400)
Excise tax on purchases of treasury stock	(8)			(8)
Retirement of treasury stock	0			(898)		898
Forward contracts for share repurchase	(100)		(100)
Settlement of forward contracts for share repurchase	0		498			(498)
Other	2			1			1
Ending balance at Dec. 31, 2024	$ 23,793	$ 4	$ 47,922	$ (23,076)	$ (1,500)	$ 0	$ 443